Fair Value of Financial Instruments - Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Mar. 19, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 61,619	$ 59,344	$ 44,865		$ 20,479	$ 11,054
Time deposits with banks	3,920	4,410			5,880
Securities available for sale	70,005	65,944			75,469
Securities held to maturity					75,473
Securities		0		$ 69,700	75,469
Loans held for sale	453	790			2,012
Loans	337,784	326,266			108,666
Federal Home Loan Bank stock	1,306	1,597			180
Accrued interest receivable	1,050	1,048			613
Financial liabilities:
Deposits	415,200	399,111			163,924
FHLB Advances	20,000	27,500
Subordinated notes	11,000
Fair Value [Member]
Financial liabilities:
Subordinated Notes	10,997
Fair Value [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	61,619	59,344			20,479
Time deposits with banks	3,920	4,410			5,880
Fair Value [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	70,005	65,944
Securities					75,469
Fair Value [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	462	806			2,028
Loans	342,476	330,801			113,807
Federal Home Loan Bank stock	1,306	1,597			180
Accrued interest receivable	1,050	1,048			613
Financial liabilities:
Deposits	415,084	399,000			163,882
FHLB Advances	19,996	27,487
Off-balance-sheet financial instruments	0	0			0
Carrying Amount [Member]
Financial liabilities:
Subordinated notes	11,000
Carrying Amount [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	61,619	59,344			20,479
Time deposits with banks	3,920	4,410			5,880
Carrying Amount [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	70,005	65,944
Securities held to maturity					75,473
Carrying Amount [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	453	790			2,012
Loans	337,784	326,266			108,666
Federal Home Loan Bank stock	1,306	1,597			180
Accrued interest receivable	1,050	1,048			613
Financial liabilities:
Deposits	415,200	399,111			163,924
FHLB Advances	20,000	27,500
Off-balance-sheet financial instruments	$ 0	$ 0			$ 0